CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net income (loss)	$ (209,295)	$ (799,162)	$ (524,759)	$ (1,381,077)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	16,841	6,593	13,486	10,213
Change in amortizable debt discount on convertible debt	(20,873)	57,348	89,561	0
Shares issued to officers and consultants for services	(157,621)	14,500		0
Inventory write down				53,950
Derivative liability (Gain) Loss		45,972	13,629	48,453
Finance fees on derivatives	(49,623)	1,055	3,209	318,972
Gain (loss) on extinguishment of debt	206,047	0	0	244,712
Changes in operating assets and liabilities:
Changes in Accounts receivable			(12,813)	74,779
Change in accounts receivable on incomplete contracts	89,781	432,391	(75,308)	(59,207)
Billings in excess of costs on incomplete projects	(329,194)	118,349	482,855	(9,725)
Accounts payable and accrued expenses	81,600	6,861	(56,719)	34,090
Changes in operating assets and liabilities
Net cash used in operating activities	(372,337)	(116,093)	(66,859)	(664,840)
Cash Flows used in Investing Activities:
Cash paid for land and building			0	(26,400)
Purchase of equipment			(52,435)	(2,213)
Proceeds from investments in long term leases	236	141	141	6,376
Increase in lease deposits	2,079	2,500	5,200	(2,500)
Sales of equipment		(12,770)
Net cash provided by (used for) investing activities	2,315	(10,129)	(47,094)	(24,737)
Cash Flows from Financing Activities:
Proceeds from sale of common stock – net of expenses	396,861	237,912	495,394	240,368
Proceeds from convertible debenture	72,249	(73,058)	(319,154)	290,300
Payments of and conversions of convertible debentures			(84,602)	(94,757)
Proceeds from merchant loans	20,103	(142,071)	6,828	260,342
Payments on merchant loans			(65,470)	(151,043)
Proceeds (Payments) on related party notes payable	(25,524)	74,700	123,834	63,201
Increase in loans from material lenders	0	(206,993)
Proceeds (payments) for project supply lenders	47,077	259,756	(208,390)	239,852
Change in derivative liability			(97,974)	(202,541)
Proceeds (Payment) on long term debt	(191,480)	0	181,136	(11,232)
Proceeds from SBA PPE loan payroll			123,999
Net cash provided by financing activities	319,286	150,246	155,601	634,490
Net increase (decrease) in cash	(50,736)	24,024	41,648	(55,087)
Cash, beginning of period	54,268	12,620	12,620	67,707
Cash, end of period	3,532	36,644	54,268	12,620
Cash paid for interest	$ 47,183	$ 16,682	37,657	151,965
Income taxes paid or accrued			0	0
Supplemental Disclosure of Non-cash investing and financing activities:
Shares issued or to be issued for services			14,500	0
Convertible loans for prepaid expenses resulting in non-cash proceeds – Oasis notes			0	276,509
Changes in derivative liabilities charged to operations and cash flow from operations - net			0	612,137
Mortgages [Member]
Cash Flows from Financing Activities:
Note Issued			48,280	300,000
SBA Loan [Member]
Cash Flows from Financing Activities:
Note Issued			150,000	0
SBA Payroll Loan EIDL [Member]
Cash Flows from Financing Activities:
Note Issued			$ 123,999	$ 0